Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

20. Subsequent events

In February 2022, the Company dosed the first participant in a Phase 1 study of its seasonal influenza second-generation mRNA vaccine candidate, CVSQIV, developed in collaboration with GSK. The differentiated multivalent vaccine candidate features multiple non-chemically modified mRNA constructs to induce immune responses against relevant targets of four different influenza strains. The use of customizable and rapidly produced mRNAs to address influenza could enable faster development and delivery of potentially improved vaccine candidates, featuring even short-term strain updates for the approaching influenza season.

In March 2022, CureVac AG and GlaxoSmithKline Biologicals SA amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct Agreement with Novartis relating to the use of the Novartis as CMO at the same time as CureVac exits its CMO agreement with Novartis and is released from its pre-existing capacity commitments under the agreement. As a result, the Company will avoid an outflow of resources in the range of €20,000k to €30,000k, for which current liabilities were recognized in the statement of financial position as of December 31, 2021. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK.

In March 2022, the Company dosed the first participant in a Phase 1 study of its COVID-19 second-generation mRNA vaccine candidate, CV2CoV, developed in collaboration with GSK. The clinical trial is expected to provide valuable data to further establish the performance of CureVac's second-generation mRNA backbone, which has the potential to be applied broadly in future vaccines against COVID-19 variants and other pathogens. The Phase 1 dose-escalation study is being conducted at clinical sites in the U.S. and is expected to enroll up to 210 healthy adults to evaluate the safety, reactogenicity and immunogenicity of CV2CoV in the dose range of 2 to 20µg.

In February 2022, CureVac AG together with CureVac Real Estate GmbH and GlaxoSmithKline Biologicals SA entered into a Consortium Agreement regarding the execution of the Pandemic Preparedness Agreement to be concluded between the Parties and the Federal Republic of Germany. The Consortium submitted an application for the award of a Pandemic Preparedness Agreement by the Federal Republic of Germany. Accordingly, GSK and CureVac amended the 2020 GSK Agreement and the GSK COVID Agreement to address the separate Consortium Agreement between the Parties as well as the Pandemic Preparedness Agreement of the Consortium with Germany.

In April 2022, the Company and GSK entered into a contract with the German federal government to supply mRNA vaccines within a broader tender for pandemic preparedness in Germany. Following a setup period of a maximum of two years, the contract grants the German federal government access to CureVac’s manufacturing capacity until 2029, enabling rapid availability of 80 million mRNA-based vaccine doses during the remainder of the current pandemic or in future infectious disease outbreaks. By reserving this manufacturing capacity, the tender seeks to mitigate risks associated with potential supply bottlenecks in a pandemic situation. Under the contract, the German federal government will pay CureVac and GSK an annual standby fee after successful completion of the setup period, which requires the companies to maintain manufacturing capacity at constant readiness.